Exhibit 99.6

Client Name:	OBX 2018-EXP2
Client Project Name:	OBX 2018-EXP2
Start - End Dates:	9/2/2015 - 1/9/2018
Deal Loan Count:	200

Waived Conditions Summary

Report Run Date:	10/1/2018

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER2850	ARM terms do not meet guidelines	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH148	Credit report stale dated at closing	1
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	1
Credit	Income/Employment	CRDINC3258	Missing Profit and Loss statement for one or more Self Employed borrowers	1
Credit	Income/Employment	CRDINC3260	Balance Sheet missing for one or more Self Employed borrowers	2
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Property Valuations	Appraisal	PRVAAPPR151	Appraisal dated beyond acceptable date range per guidelines	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3518	TRID - Loan Estimate: Percentage Disclosed incorrectly or contains an unexpected Value	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3530	TRID - Loan Estimate: At least one section contains formatting that does not comply with the Regulation	3
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3582	TRID - Closing Disclosure: Closing Disclosure contains conflicting loan attributes	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3586	TRID - Closing Disclosure: The Closing Disclosure contains at least one calculation error	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3602	TRID - Closing Disclosure: At least one section contains formatting that does not comply with the Regulation	2
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3730	TRID - Error #2 discovered on Closing Disclosure	1
Compliance	Federal Consumer Protection	CMPFDCP3206	NMLS License verification found Loan Originator Name does not match ID	3
Compliance	Finance Charge Tolerance	CMPFINT106	Finance charge understated by more than $100 (Pmt Stream)	1
Compliance	RESPA	CMPRESPA2840	RESPA-Fee subject to 10% tolerance is greater on HUD than on GFE; no evidence of refund in the file	1
Compliance	RESPA	CMPRESPA874	RESPA - Fees on HUD subject to 10% tolerance exceed amount on GFE by more than 10%; evidence of timely post-close refund in file.	1
Compliance	RESPA	CMPRESPA875	Fees on HUD subject to 10% tolerance exceed amount on GFE by more than 10%; refund made after 30 days	2
Compliance	RESPA	CMPRESPA876	Settlement agent did not prepare a revised HUD-1 showing the correct charges	3
Total				29

©2018 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.